EQUITY	12 Months Ended
Dec. 31, 2015
EQUITY [Text Block]

20. EQUITY

(a) Issuance of new shares

In 2015, the Company issued a total of 2,102,484 ordinary shares to certain institutional investors at the price of $6.44 per share. Gross proceeds from the offering were approximately $13.54 million. The Company paid a total of $0.75 million in placement agency fees, legal fees and other related expenses, resulting in $12.79 million net proceeds received by the Company. In addition to the ordinary shares issued, the Company issued warrants to purchase and aggregate of 1,576,863 ordinary shares of the Company. Refer to Note 17 above.

(b) Repurchase of common shares

On October 4, 2013, the Company announced a $9 million share repurchase program. Repurchases may be in open-market transactions or through privately negotiated transactions. The timing and extent of any purchases will depend upon market conditions, the trading price of the Company’s ordinary shares and other factors, and are subject to the restrictions relating to volume, price and timing under applicable laws, including but not limited to, Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. During the years ended December 31, 2015, 2014 and 2013, a total of 685,000, 76,368 and 641,080 ordinary shares of the Company were repurchased in accordance with the program at a cost of $2,827,500, $486,316 and $3,803,684, respectively.

(c) Stock-based compensation

On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the shares issuable under the 2013 Plan. As of December 31, 2015, the Company had issued 4.41 million shares of restricted stock to our officers and employees under the 2013 Plan.

On November 15, 2013, the Company granted eligible employees a total of 3,000,000 ordinary shares of the Company as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $15.90 million at the date of the grant, based on the quoted market price of the Company’s ordinary shares. The employees paid the Company $9 million in cash resulting in approximately $6.90 million being recorded as the compensation for services provided in 2013.

For the purpose of acquiring the shares from the Company, certain employees have entered into loan contracts with local banks. The Company has agreed to guarantee the employee’s repayment of these bank loans in the event of a default. Of the 3,000,000 shares issued to employees, a total of 725,000 shares were purchased from the Company using proceeds from these guaranteed bank loans. In December 2014, the Company loaned a total of $1.47 million to these employees in order to for them to repay their respective bank loans. Since the Company has guaranteed these loans, the Company classified $2.175 million, of the total proceeds received as “temporary equity” in the accompanying balance sheet. In May 2015, the liability of these employees to the Company was repaid through either selling a certain numbers of their shares back to the Company or through repayment of cash to the Company. As a result, during 2015 and 2014, $1.065 million and $0.75 million, respectively, was reclassified to “permanent equity”.

On April 30, 2014, the Company granted eligible employees a total of 920,757 restricted shares as compensation under the 2013 Equity Incentive Plan. The fair value of these shares was approximately $3.76 million at the date of the grant, based on the quoted market price. The employees paid the Company approximately $3.68 million in cash, resulting in approximately $0.08 million being recorded as the compensation for services provided in 2014.

On April 30, 2014, the Company issued various minority shareholders of Geo 318,794 shares of restricted CNIT stock valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Geo shareholders opted for using their ownership in Geo shares to pay for the CNIT restricted shares through Geo’s parent company, iASPEC. They transferred the Geo shares they owned to iASPEC, and iASPEC in turn recorded the corresponding amount as an interest-free payable to the Company, which was eliminated in consolidation against additional paid-in capital of the Company. Consequently, iASPEC’s ownership in Geo increased from 50.37% to 54.89%, resulting in approximately $4,500 of Geo’s equity being reclassified to controlling interest and iASPEC still remaining as the controlling shareholder in Geo thereafter. In addition, iASPEC paid those Geo shareholders $61,698 of cash for the difference between the value of the CNIT restricted shares issued and that of the Geo shares that iASPEC received.

On April 30, 2014, the Company issued various minority shareholders of Zhongtian 120,709 shares of restricted CNIT stock valued at $4.00 per share under the Company’s 2013 Equity Incentive Plan. Instead of using cash, those Zhongtian shareholders opted for using their ownership in Zhongtian to pay for the CNIT restricted shares through Zhongtian’s parent company, iASPEC. They transferred the Zhongtian shares they owned to iASPEC, and iASPEC in turn recorded the corresponding amount as an interest-free payable to the Company, which was eliminated in consolidation against additional paid-in capital of the Company. Consequently, iASPEC’s ownership in Zhongtian increased from 83.72% to 99.99%, resulting in approximately $34,000 of Zhongtian’s equity being reclassified to controlling interest. In addition, iASPEC paid those Zhongtian shareholders $649,967 of cash for the difference between the value of the CNIT restricted shares issued and that of the Zhongtian shares that iASPEC received.

On June 25, 2014, the Company issued 50,000 restricted shares as payable in a lump sum for one year consulting fee from June 2014 to June 2015. The fair value of these shares was approximately $206,000 at the date of the grant, based on the quoted market price of the Company’s ordinary shares, resulting in approximately $120,000 being recorded as consulting expense in 2014, and approximately $86,000 being recorded as prepaid expenses as of December 31, 2014 which was fully amortized in 2015.

In 2015, the Company granted eligible employees a total of 51,875 shares of the Company’s common stock under the Company’s Equity Incentive Plan as compensation. The fair value of these shares was approximately $102,000, based on the quoted market price, as the compensation was for services provided in 2015.

In 2015, the Company issued 5,000 restricted shares of ordinary shares in exchange for a consulting fee. The fair value of these shares was approximately $13,000 at the date of the grant, based on the quoted market price of the Company’s ordinary shares, resulting in approximately $13,000 being recorded as consulting fee in 2015.